SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY
Statements of Income (Loss) and Comprehensive Income (Loss)
General and administrative expenses	$ (57,147)	[1]	(356,033)	[1]	(333,281)	[1]	(233,518)	[1]	$ (12,519)	(77,993)	(70,893)	(26,705)
Interest income	14,498		90,323		52,031		26,771		2,121	13,215	2,011	450
Equity in earnings (loss) of subsidiaries									31,346	195,288	(230,492)	448,563
Net income (loss) attributable to the CNinsure Inc's shareholders	20,948		130,510		(299,374)		422,308		20,948	130,510	(299,374)	422,308
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments	(398)		(2,481)		(18,291)		(10,818)		(398)	(2,481)	(18,291)	(10,818)
Comprehensive income (loss) attributable to the CNinsure Inc's shareholders	$ 20,550		128,029		(317,665)		411,490		$ 20,550	128,029	(317,665)	411,490

[1]	Including share-based compensation expenses of RMB22,211 RMB57,003 and RMB66,878 (US$10,735) for the years ended December 31, 2010, 2011 and 2012, respectively.